Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning: (1) the compensation of our CEO (Mr. Scholl) and the average compensation for our
other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments
to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended
December
31, 2021, 2022 and 2023 and (
2
) and our cumulative total shareholder return (“TSR”), the cumulative TSR of our comparator group (“Comparator Group TSR”), Net Income and Adjusted EBITDA
over
such years in accordance with SEC rules performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Scholl ($)	Compensation Actually Paid to Mr. Scholl ($) (1)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (2)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)(2)	Total Shareholder Return ($)	Russell 2000 Total Shareholder Return ($) (3)	Net Income (millions)	Adjusted EBITDA (millions) (4)

2023	$7,953,337	$9,754,649	$4,754,799	$2,751,538	$94.46	$92.32	($362)	$739

2022	$7,265,024	$18,305,624	$2,769,614	$3,490,422	$92.58	$78.95	($72)	$659

2021	$55,485,844	$48,105,926	$13,995,216	$8,468,757	$119.71	$99.23	($73)	$621
(1) The following individuals are our other named executive officers for each fiscal year:

Year	CEO	Non-CEO NEOs

2023	Stephan D. Scholl	Katie J. Rooney, Gregory A. George, Martin T. Felli, Gregory R. Goff, Cesar Jelvez

2022	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Dinesh V. Tulsiani

2021	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Cathinka E. Wahlstrom, Colin F. Brennan
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023

Adjustments	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(6,599,991)	$(4,003,552)

Add: Fair value of unvested awards granted during applicable FY end	$6,989,584	$2,945,928

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$0	$0

Add/Subtract: Change in fair value of outstanding and unvested awards granted during prior FY	$1,257,182	$(542,550)

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$154,537	$(46,342)

Subtract: Fair value of awards that failed to meet vesting conditions during applicable FY, determined as of end of prior FY	$0	$(356,745)

TOTAL ADJUSTMENTS	$1,801,312	$(2,003,261)
(3) TSR in fiscal year 2021 is cumulative for the measurement period beginning on July 6, 2021, our first day of trading following the Business Combination, and ending on December 31, 2021. TSR in fiscal years 2022 and 2023 covers the period beginning January 1 and ending December 31 of each year. TSR values are calculated in accordance with Item 201(e) of
Regulation S-K,
assuming an initial investment of $100. The Russell 2000 Index is the index we use in our Annual Report pursuant to Item 201(e) of
Regulation S-K,
reflecting our belief that we cannot reasonably identify an industry index or specific peer group that would offer a meaningful comparison.
(4) “Adjusted EBITDA” is defined as earnings before interest, taxes, depreciation, and intangible amortization adjusted for the impact of certain non-cash
and other items that we do not consider in the evaluation of ongoing operational performance. Appendix B to this Proxy Statement includes a reconciliation of such non-GAAP
financial measures to the most directly comparable financial measures prepared in accordance with GAAP. The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to CAP to our PEO and
Non-PEO
NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1) The following individuals are our other named executive officers for each fiscal year:

Year	CEO	Non-CEO NEOs

2023	Stephan D. Scholl	Katie J. Rooney, Gregory A. George, Martin T. Felli, Gregory R. Goff, Cesar Jelvez

2022	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Dinesh V. Tulsiani

2021	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Cathinka E. Wahlstrom, Colin F. Brennan

Peer Group Issuers, Footnote	TSR in fiscal year 2021 is cumulative for the measurement period beginning on July 6, 2021, our first day of trading following the Business Combination, and ending on December 31, 2021. TSR in fiscal years 2022 and 2023 covers the period beginning January 1 and ending December 31 of each year. TSR values are calculated in accordance with Item 201(e) of
Regulation S-K,
assuming an initial investment of $100. The Russell 2000 Index is the index we use in our Annual Report pursuant to Item 201(e) of
Regulation S-K,
	reflecting our belief that we cannot reasonably identify an industry index or specific peer group that would offer a meaningful comparison.
PEO Total Compensation Amount	$ 7,953,337	$ 7,265,024	$ 55,485,844
PEO Actually Paid Compensation Amount	$ 9,754,649	18,305,624	48,105,926
Adjustment To PEO Compensation, Footnote
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023

Adjustments	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(6,599,991)	$(4,003,552)

Add: Fair value of unvested awards granted during applicable FY end	$6,989,584	$2,945,928

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$0	$0

Add/Subtract: Change in fair value of outstanding and unvested awards granted during prior FY	$1,257,182	$(542,550)

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$154,537	$(46,342)

Subtract: Fair value of awards that failed to meet vesting conditions during applicable FY, determined as of end of prior FY	$0	$(356,745)

TOTAL ADJUSTMENTS	$1,801,312	$(2,003,261)

Non-PEO NEO Average Total Compensation Amount	$ 4,754,799	2,769,614	13,995,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,751,538	3,490,422	8,468,757
Adjustment to Non-PEO NEO Compensation Footnote
(2) Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023

Adjustments	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(6,599,991)	$(4,003,552)

Add: Fair value of unvested awards granted during applicable FY end	$6,989,584	$2,945,928

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$0	$0

Add/Subtract: Change in fair value of outstanding and unvested awards granted during prior FY	$1,257,182	$(542,550)

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$154,537	$(46,342)

Subtract: Fair value of awards that failed to meet vesting conditions during applicable FY, determined as of end of prior FY	$0	$(356,745)

TOTAL ADJUSTMENTS	$1,801,312	$(2,003,261)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important performance measures
used by us to link compensation actually paid to our NEOs to performance for Fiscal 2023:

•	Adjusted EBITDA;

•	Revenue; and,

•	BPaaS Revenue.

Total Shareholder Return Amount	$ 94.46	92.58	119.71
Peer Group Total Shareholder Return Amount	92.32	78.95	99.23
Net Income (Loss)	$ (362,000,000)	$ (72,000,000)	$ (73,000,000)
Company Selected Measure Amount	739	659	621
PEO Name	Stephan D. Scholl
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA” is defined as earnings before interest, taxes, depreciation, and intangible amortization adjusted for the impact of certain non-cash
and other items that we do not consider in the evaluation of ongoing operational performance. Appendix B to this Proxy Statement includes a reconciliation of such non-GAAP
financial measures to the most directly comparable financial measures prepared in accordance with GAAP. The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to CAP to our PEO and
Non-PEO
	NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	BPaaS Revenue
PEO | Reported Value under the Stock Awards Columns in the Summary Compensation table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,599,991)
PEO | Fair Value of Unvested Awards Granted During Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,989,584
PEO | Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Outstanding and Unvested Awards Granted During Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,257,182
PEO | Change in Fair Value of Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,537
PEO | Fair Value of Awards that Failed to Meet Vesting Conditions During Applicable FY, Determined as of End of Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,801,312
Non-PEO NEO | Reported Value under the Stock Awards Columns in the Summary Compensation table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,003,552)
Non-PEO NEO | Fair Value of Unvested Awards Granted During Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,945,928
Non-PEO NEO | Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Awards Granted During Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(542,550)
Non-PEO NEO | Change in Fair Value of Awards Granted During Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,342)
Non-PEO NEO | Fair Value of Awards that Failed to Meet Vesting Conditions During Applicable FY, Determined as of End of Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(356,745)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,003,261)